Note 9 - Staff Numbers and Costs	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
9.	Staff numbers and costs

The average number of employees (including directors) during the period was:

	Year Ended June 30
	2023	2022	2021
Sales and Business Development	11	13	13
Central Services and Management	18	29	35
Production	64	212	164
Total	93	254	212

Their aggregate remuneration costs comprised:

	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021
Salaries, wages and incentives	5,465	15,372	14,550
Social security costs	430	730	795
Pension contributions	369	844	850
Short-term compensated absences	366	1,277	1,200
Total	6,630	18,223	17,395

Directors’ emoluments for the year ended June 30, 2023 were $347,179 (year ended June 30, 2022: $376,043; year ended June 30, 2021: $675,807) of which the highest paid director received $81,819 (year ended June 30, 2022: $91,029; year ended June 30, 2021: $92,119). Director emoluments include employer social security costs.

Key Management Personnel:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Salaries, wages and incentives	1,120	1,578	1,949
Social security costs	38	151	101
Pension contributions	60	114	64
Equity incentives	-	392	244
Short-term compensated absences	-	-	2
Total	1,218	2,235	2,361

Key management personnel are those below the Board level that have a significant impact on the operations of the business. The number of key management personnel, including directors for the year ended June 30, 2023 was 10 (year ended June 30, 2022: 10; year ended June 30, 2021: 10).